Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Tables

As required by the Dodd-Frank Wall Street Reform, Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive officer “compensation actually paid” (“CAP”) and certain Company financial performance metrics. CAP is calculated in accordance with Item 402(v) of Regulation S-K and differs from compensation shown in the Summary Compensation Table (“SCT”) on page 71. See below for a reconciliation of the total compensation shown in the SCT to CAP. The Compensation and Human Capital Committee makes executive compensation decisions independent of SEC disclosure requirements and reviews a variety of Company-wide and individual factors to link CAP to our Company and executive performance. For further information concerning our variable pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Compensation Discussion and Analysis” above.

			Average Summary Comp. Table Total for non-CEO NEOs ($)(1)(2)	Average Comp. Actually Paid to non-CEO NEOs ($)(1)(2)	Value of Initial Fixed $100 Investment Based On:
Year	Summary Comp. Table Total for CEO ($)(1)(2)	Comp. Actually Paid to CEO ($)(1)(2)			Total Shareholder Return ($)(3)	S&P 500 Pharmaceuticals Index TSR ($)(3)(4)	Net Income (Loss) ($)	Adjusted EBITDA ($)(5)

2023	13,663,169	17,319,899	3,028,792	3,573,716	51	137	(1,231,000,000)	979,000,000
2022	12,713,632	(2,017,094)	2,782,450	863,887	41	136	(78,000,000)	1,017,000,000
2021	12,060,015	16,525,957	3,202,470	3,753,652	96	126	(483,000,000)	1,059,000,000
2020	8,958,820	9,320,037	2,151,684	2,175,973	104	108	(574,000,000)	529,000,000

(1)	For 2023, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.

For 2022, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation, Regulatory, and Business Development; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Bobby Modi, Executive Vice President, U.S. Pet Health and Global Digital Transformation.

For 2021, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Ms. Joyce Lee- Former Executive Vice President, U.S. Pet Health and Commercial Operations; and Dr. Ramiro Cabral- Executive Vice President, Elanco International.

For 2020, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Sarena Lin- Former Executive Vice President, Transformation and Technology; and Michael Bryant-Hicks- Former Executive Vice President, General Counsel and Corporate Secretary.

(2)	A reconciliation of Total Compensation from the SCT to CAP to our CEO and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2023
Adjustments(a)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	13,663,169	3,028,792
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(11,200,008)	(1,964,264)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	14,502,230	2,460,549
Add/Deduct: The difference between Year-over-year change in fair value of awards from the end of the granted in prior fiscal year(s) to the end of the applicable fiscal year that are outstanding and unvested at year end	845,183	113,545
Add: Change in fair value as of the vesting date (from the end of the prior fiscal year to the vesting date) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(490,675)	(64,905)
Compensation Actually Paid (as calculated)	17,319,899	3,573,716

(a)	All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

(3)	Total shareholder return (“TSR”) is calculated based on a fixed investment of one hundred dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.

(4)	For 2023, we have elected to begin using our 10-K peer group of the S&P 500 Pharmaceuticals Index to provide additional clarity and consistency across our external reporting. The peer group used above and in the graphical displays is the S&P 500 Pharmaceuticals Index. In our prior year Pay Versus Performance disclosure, the TSR calculation reflected the peer group used for executive benchmarking purposes as disclosed in the "Compensation Discussion and Analysis" for the relevant years. As a means of comparison, the peer groups used for the prior year's TSR Pay vs Performance calculations and their respective returns are displayed below, as is the 2023 peer group and its TSR.

For 2023, the peer group consists of Agilent Technologies, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Hologic, Inc.; Horizon Therapeutics; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2022, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2021, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2020, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; BioMarin Pharmaceutical Inc.; Bio-Rad Laboratories, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Mettler-Toledo International Inc.; PerkinElmer, Inc.; Perrigo Company plc; STERIS plc; United Therapeutics Corporation; Varian Medical Systems, Inc.; West Pharmaceutical Services, Inc.; and Zoetis Inc.

Returns for the 2020 peer group over the four-year period would have been $132, $156, $113, and $120 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2021 peer group over the four-year-year period would have been $118, $133, $106, and $119 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2022 peer group over the four-year-year period would have been $115, $139, $117, and $136 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2023 peer group over the four-year-year period would have been $125, $151, $117, and $133 for 2020, 2021, 2022, and 2023, respectively.

A comparison of our TSR, the TSR of our executive benchmarking peer group adjusted for each respective year's group, and the S&P 500 Pharmaceuticals TSR is below:

TSR	ELAN ($)	Executive Benchmarking Peer Group ($)	S&P 500 Pharmaceuticals ($)

2023	51	142	137
2022	41	126	136
2021	96	149	126
2020	104	132	108

(5)	For 2023, the most important metric in determining CAP to our executive officers was our TSR, as a 22% increase in our share price was the primary driver in our year-over-year change in CAP. Because approximately 70% of our NEO and CEO's total on-target earnings is at-risk stock-based compensation, our executives’ CAP is closely aligned with the returns of our shareholders. However, because TSR is already reported in the table, we have identified our Company Selected Measure as Adjusted EBITDA. This measure was selected because it is a critical component embedded in the metrics of both our 2023 Annual Cash Incentive program as well as our 2022 and 2023 Performance Awards. For 2023, the combination of our Annual Cash Incentive and Performance Awards at target made up nearly half of at-target NEO compensation, so changes in Adjusted EBITDA have a material impact on resulting multiples in both metrics, impacting CAP to our executives. The full reconciliation between our GAAP Net Income and Adjusted EBITDA can be found in Appendix A: “Reconciliation of GAAP Reported to Selected Non-GAAP Adjusted Information.”

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	For 2023, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation and Regulatory; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Tim Bettington, Executive Vice President, Global Strategy and Market Development.

For 2022, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Dr. Ellen de Brabander- Executive Vice President, Innovation, Regulatory, and Business Development; Dr. Ramiro Cabral- Executive Vice President, Elanco International; and Mr. Bobby Modi, Executive Vice President, U.S. Pet Health and Global Digital Transformation.

For 2021, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Ms. Joyce Lee- Former Executive Vice President, U.S. Pet Health and Commercial Operations; and Dr. Ramiro Cabral- Executive Vice President, Elanco International.

For 2020, the CEO was our Chief Executive Officer Mr. Jeffrey Simmons, and the other NEOs were Mr. Todd Young- Executive Vice President and Chief Financial Officer; Mr. Aaron Schacht- Former Executive Vice President, Innovation, Regulatory, and Business Development; Sarena Lin- Former Executive Vice President, Transformation and Technology; and Michael Bryant-Hicks- Former Executive Vice President, General Counsel and Corporate Secretary.

Peer Group Issuers, Footnote
(4)	For 2023, we have elected to begin using our 10-K peer group of the S&P 500 Pharmaceuticals Index to provide additional clarity and consistency across our external reporting. The peer group used above and in the graphical displays is the S&P 500 Pharmaceuticals Index. In our prior year Pay Versus Performance disclosure, the TSR calculation reflected the peer group used for executive benchmarking purposes as disclosed in the "Compensation Discussion and Analysis" for the relevant years. As a means of comparison, the peer groups used for the prior year's TSR Pay vs Performance calculations and their respective returns are displayed below, as is the 2023 peer group and its TSR.

For 2023, the peer group consists of Agilent Technologies, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Hologic, Inc.; Horizon Therapeutics; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2022, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2021, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2020, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; BioMarin Pharmaceutical Inc.; Bio-Rad Laboratories, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Mettler-Toledo International Inc.; PerkinElmer, Inc.; Perrigo Company plc; STERIS plc; United Therapeutics Corporation; Varian Medical Systems, Inc.; West Pharmaceutical Services, Inc.; and Zoetis Inc.

Returns for the 2020 peer group over the four-year period would have been $132, $156, $113, and $120 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2021 peer group over the four-year-year period would have been $118, $133, $106, and $119 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2022 peer group over the four-year-year period would have been $115, $139, $117, and $136 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2023 peer group over the four-year-year period would have been $125, $151, $117, and $133 for 2020, 2021, 2022, and 2023, respectively.

A comparison of our TSR, the TSR of our executive benchmarking peer group adjusted for each respective year's group, and the S&P 500 Pharmaceuticals TSR is below:

TSR	ELAN ($)	Executive Benchmarking Peer Group ($)	S&P 500 Pharmaceuticals ($)

2023	51	142	137
2022	41	126	136
2021	96	149	126
2020	104	132	108

Changed Peer Group, Footnote
(4)	For 2023, we have elected to begin using our 10-K peer group of the S&P 500 Pharmaceuticals Index to provide additional clarity and consistency across our external reporting. The peer group used above and in the graphical displays is the S&P 500 Pharmaceuticals Index. In our prior year Pay Versus Performance disclosure, the TSR calculation reflected the peer group used for executive benchmarking purposes as disclosed in the "Compensation Discussion and Analysis" for the relevant years. As a means of comparison, the peer groups used for the prior year's TSR Pay vs Performance calculations and their respective returns are displayed below, as is the 2023 peer group and its TSR.

For 2023, the peer group consists of Agilent Technologies, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Hologic, Inc.; Horizon Therapeutics; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2022, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Vertex Pharmaceuticals, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2021, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; Baxter International Inc.; Boston Scientific Corporation; Charles River Laboratories International, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Perrigo Company plc; Regeneron Pharmaceuticals, Inc.; STERIS plc; Varian Medical Systems, Inc.; Zimmer Biomet Holdings, Inc.; and Zoetis Inc.

For 2020, the peer group consisted of Agilent Technologies, Inc.; Alexion Pharmaceuticals, Inc.; BioMarin Pharmaceutical Inc.; Bio-Rad Laboratories, Inc.; DENTSPLY SIRONA Inc.; Edwards Lifesciences Corporation; Endo International plc; Hologic, Inc.; IDEXX Laboratories, Inc.; Incyte Corporation; Jazz Pharmaceuticals plc; Mettler-Toledo International Inc.; PerkinElmer, Inc.; Perrigo Company plc; STERIS plc; United Therapeutics Corporation; Varian Medical Systems, Inc.; West Pharmaceutical Services, Inc.; and Zoetis Inc.

Returns for the 2020 peer group over the four-year period would have been $132, $156, $113, and $120 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2021 peer group over the four-year-year period would have been $118, $133, $106, and $119 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2022 peer group over the four-year-year period would have been $115, $139, $117, and $136 for 2020, 2021, 2022, and 2023, respectively. Returns for the 2023 peer group over the four-year-year period would have been $125, $151, $117, and $133 for 2020, 2021, 2022, and 2023, respectively.

A comparison of our TSR, the TSR of our executive benchmarking peer group adjusted for each respective year's group, and the S&P 500 Pharmaceuticals TSR is below:

TSR	ELAN ($)	Executive Benchmarking Peer Group ($)	S&P 500 Pharmaceuticals ($)

2023	51	142	137
2022	41	126	136
2021	96	149	126
2020	104	132	108

PEO Total Compensation Amount	$ 13,663,169	$ 12,713,632	$ 12,060,015	$ 8,958,820
PEO Actually Paid Compensation Amount	$ 17,319,899	(2,017,094)	16,525,957	9,320,037
Adjustment To PEO Compensation, Footnote
(2)	A reconciliation of Total Compensation from the SCT to CAP to our CEO and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2023
Adjustments(a)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	13,663,169	3,028,792
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(11,200,008)	(1,964,264)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	14,502,230	2,460,549
Add/Deduct: The difference between Year-over-year change in fair value of awards from the end of the granted in prior fiscal year(s) to the end of the applicable fiscal year that are outstanding and unvested at year end	845,183	113,545
Add: Change in fair value as of the vesting date (from the end of the prior fiscal year to the vesting date) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(490,675)	(64,905)
Compensation Actually Paid (as calculated)	17,319,899	3,573,716

(a)	All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

Non-PEO NEO Average Total Compensation Amount	$ 3,028,792	2,782,450	3,202,470	2,151,684
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,573,716	863,887	3,753,652	2,175,973
Adjustment to Non-PEO NEO Compensation Footnote
(2)	A reconciliation of Total Compensation from the SCT to CAP to our CEO and the average of our Other NEOs is shown below. No dividends are paid on Elanco stock, so the table below does not include any reconciliation related to dividends paid in the years prior to vesting. Our NEOs do not participate in any pension plans, so the reconciliation covers equity awards only.

	2023
Adjustments(a)	CEO ($)	Average of Other NEOs ($)
Total Compensation from SCT	13,663,169	3,028,792
Adjustments for stock and option awards:
Deduct: SCT amount of Stock and Option awards	(11,200,008)	(1,964,264)
Add: Fair value at year-end of awards granted during the covered fiscal year that are outstanding and unvested at year-end	14,502,230	2,460,549
Add/Deduct: The difference between Year-over-year change in fair value of awards from the end of the granted in prior fiscal year(s) to the end of the applicable fiscal year that are outstanding and unvested at year end	845,183	113,545
Add: Change in fair value as of the vesting date (from the end of the prior fiscal year to the vesting date) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during such year	(490,675)	(64,905)
Compensation Actually Paid (as calculated)	17,319,899	3,573,716

(a)	All equity awards used to determine compensation actually paid to NEOs were re-valued according to FASB ASC Topic 718 and use materially consistent methodologies and assumptions as those used for purposes of grant date fair values reported in the SCT.

Compensation Actually Paid vs. Total Shareholder Return

Relationship between Pay and Performance

As described in the “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Compensation and Human Capital Committee generally seeks to incentivize long-term performance, and therefore, does not specifically align the Company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Furthermore, both total compensation and CAP are impacted by various factors described in the “Compensation Discussion and Analysis,” including adjustments to NEO compensation over recent years on the glidepath to market competitive compensation.

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between CAP and the information presented in the Pay Versus Performance table.

CAP AND TSR VERSUS S&P 500 PHARMACEUTICALS INDEX

The chart below compares our TSR, S&P 500 Pharmaceuticals Index TSR, and CAP to our CEO and other NEOs (averaged) for the four-year period from 2020 to 2023. The graph compares the return on Elanco’s common stock with that of the S&P 500 Pharmaceuticals Index, as described in footnote 4 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2019 (the last trading day of 2019) in both Elanco and the S&P 500 Pharmaceuticals Index, and measures TSR, through and including the end of the fiscal year, for each year shown below. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Compensation Actually Paid vs. Net Income

Relationship between Pay and Performance

As described in the “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Compensation and Human Capital Committee generally seeks to incentivize long-term performance, and therefore, does not specifically align the Company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Furthermore, both total compensation and CAP are impacted by various factors described in the “Compensation Discussion and Analysis,” including adjustments to NEO compensation over recent years on the glidepath to market competitive compensation.

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between CAP and the information presented in the Pay Versus Performance table.

CAP AND GAAP NET INCOME (LOSS)

The charts shown below present a graphical comparison of CAP to our CEO and the average CAP to our other NEOs set forth in the Pay Versus Performance Table above, as compared against the following performance measures: (1) GAAP Net Income, and (2) Adjusted EBITDA.

Executive pay is not linked to GAAP Net Income; therefore, there is a limited relationship between this metric and CAP.

Compensation Actually Paid vs. Company Selected Measure

Relationship between Pay and Performance

As described in the “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Compensation and Human Capital Committee generally seeks to incentivize long-term performance, and therefore, does not specifically align the Company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Furthermore, both total compensation and CAP are impacted by various factors described in the “Compensation Discussion and Analysis,” including adjustments to NEO compensation over recent years on the glidepath to market competitive compensation.

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between CAP and the information presented in the Pay Versus Performance table.

CAP AND ADJUSTED EBITDA

Total Shareholder Return Vs Peer Group

Relationship between Pay and Performance

As described in the “Compensation Discussion and Analysis,” our executive compensation program reflects a pay-for-performance philosophy. While we utilize several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table above. Moreover, the Compensation and Human Capital Committee generally seeks to incentivize long-term performance, and therefore, does not specifically align the Company’s performance measures with CAP (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. Furthermore, both total compensation and CAP are impacted by various factors described in the “Compensation Discussion and Analysis,” including adjustments to NEO compensation over recent years on the glidepath to market competitive compensation.

In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between CAP and the information presented in the Pay Versus Performance table.

CAP AND TSR VERSUS S&P 500 PHARMACEUTICALS INDEX

The chart below compares our TSR, S&P 500 Pharmaceuticals Index TSR, and CAP to our CEO and other NEOs (averaged) for the four-year period from 2020 to 2023. The graph compares the return on Elanco’s common stock with that of the S&P 500 Pharmaceuticals Index, as described in footnote 4 from our Pay Versus Performance Table. The graph assumes a person invested $100 at market close on December 31, 2019 (the last trading day of 2019) in both Elanco and the S&P 500 Pharmaceuticals Index, and measures TSR, through and including the end of the fiscal year, for each year shown below. This TSR calculation includes both stock price and dividends. It assumes that dividends paid by a company are reinvested in that company’s stock.

Tabular List, Table

TABULAR LIST OF IMPORTANT FINANCIAL PERFORMANCE MEASURES

The following table lists the most important financial measures the Company used to link compensation actually paid to the NEOs for fiscal year 2023 to our performance:

Total Shareholder Return	Adjusted EBITDA	Elanco Cash Earnings	Adjusted EBITDAR

Total Shareholder Return Amount	$ 51	41	96	104
Peer Group Total Shareholder Return Amount	137	136	126	108
Net Income (Loss)	$ (1,231,000,000)	$ (78,000,000)	$ (483,000,000)	$ (574,000,000)
Company Selected Measure Amount	979,000,000	1,017,000,000	1,059,000,000	529,000,000
PEO Name	Mr. Jeffrey Simmons	Mr. Jeffrey Simmons	Mr. Jeffrey Simmons	Mr. Jeffrey Simmons
2020 peer group TSR	$ 120	$ 113	$ 156	$ 132
2021 peer group TSR	119	106	133	118
2022 peer group TSR	136	117	139	115
2023 peer group TSR	133	117	151	125
Executive benchmarking peer group total shareholder return amount	$ 142	$ 126	$ 149	$ 132
Percentage increase in share price	22.00%
Percentage of compensation for Named Executive Officer at-risk stock-based compensation	70.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	For 2023, the most important metric in determining CAP to our executive officers was our TSR, as a 22% increase in our share price was the primary driver in our year-over-year change in CAP. Because approximately 70% of our NEO and CEO's total on-target earnings is at-risk stock-based compensation, our executives’ CAP is closely aligned with the returns of our shareholders. However, because TSR is already reported in the table, we have identified our Company Selected Measure as Adjusted EBITDA. This measure was selected because it is a critical component embedded in the metrics of both our 2023 Annual Cash Incentive program as well as our 2022 and 2023 Performance Awards. For 2023, the combination of our Annual Cash Incentive and Performance Awards at target made up nearly half of at-target NEO compensation, so changes in Adjusted EBITDA have a material impact on resulting multiples in both metrics, impacting CAP to our executives. The full reconciliation between our GAAP Net Income and Adjusted EBITDA can be found in Appendix A: “Reconciliation of GAAP Reported to Selected Non-GAAP Adjusted Information.”

Measure:: 3
Pay vs Performance Disclosure
Name	Elanco Cash Earnings
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDAR
PEO | SCT Amount of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,200,008)
PEO | Fair Value at Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,502,230
PEO | The Difference Between Year-Over-Year Change in Fair Value of Awards from the End of the Granted in Prior Fiscal Year(s) to the End of the Applicable Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	845,183
PEO | Change in Fair Value as of the Vesting Date (from the End of the Prior Fiscal Year to the Vesting Date) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(490,675)
Non-PEO NEO | SCT Amount of Stock and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,964,264)
Non-PEO NEO | Fair Value at Year-End of Awards Granted During the Covered Fiscal Year that are Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,460,549
Non-PEO NEO | The Difference Between Year-Over-Year Change in Fair Value of Awards from the End of the Granted in Prior Fiscal Year(s) to the End of the Applicable Fiscal Year that are Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	113,545
Non-PEO NEO | Change in Fair Value as of the Vesting Date (from the End of the Prior Fiscal Year to the Vesting Date) in Fair Value of Awards Granted in any Prior Fiscal Year for Which Vesting Conditions were Satisfied During Such Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (64,905)